Expense Example, No Redemption (Vanguard Total Bond Market II Index Fund Retail)	Vanguard Total Bond Market II Index Fund Vanguard Total Bond Market II Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128